15A RESTRUCTURING AND STREAMLINING COSTS (Details Narrative)	3 Months Ended
Sep. 30, 2017 USD ($)
Restructuring And Streamlining Costs Details Narrative
Number of employees expected to be impacted	20
Restructuring charge	$ 85,000
Annual savings due to streamlining of operations	$ 1,500,000